Net Income and Other Comprehensive Income (Loss) - Reclassification Adjustments of Other Comprehensive Income (Loss) (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Unrealized gain (loss) on available-for-sale financial assets
Arising during the year	$ 605		$ (721)	$ (671)
Reclassification adjustments
Upon disposal	0		0	0
Upon impairment	0		577	26
Unrealized gain (loss) on available-for- sale financial assets	605	$ 21	(144)	(645)
Cash flow hedges
Gain arising during the year	3		15	18
Reclassification adjustments included in profit or loss	(2)		(1)	1
Adjusted against the carrying amount of hedged items	(2)		(15)	(18)
Cash flow hedges	$ (1)	$ 0	$ (1)	$ 1